Summary Of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	12 Months Ended									0 Months Ended				12 Months Ended		12 Months Ended
	Feb. 06, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 20, 2014	Oct. 31, 2013	Sep. 16, 2013	Jun. 25, 2013	May 21, 2013	Feb. 28, 2013	May 28, 2010 Daily Management Fee Chemical	May 28, 2010 Daily Management Fee MR2	May 28, 2010 Daily Management Fee LR1	May 28, 2010 Daily Management Fee VLCC	Dec. 31, 2013 Preferred share D	Dec. 31, 2013 Advances of certain counterparties for working capital purposes	Dec. 31, 2013 Defaulted charterer
Basis of Presentation [Abstract]
Restricted Cash Retention Accounts		$ 7,555	$ 11,088
Restricted cash being cash collateral to the Senior Notes 2021		17,407
Vessels Salvage Value Per Lightweight Ton		360	285
Share Price		$ 0.02			$ 3.85	$ 3.91	$ 3.85	$ 7	$ 3.65	$ 2.85
Vessels Estimated Useful Life			25 years
Interest Costs Capitalized		6,149	14,240	11,450
Assumed annual increase in management fees		3.00%
Profit Sharing Arrangement		4,360	2,014	1,501
Utilization Rate of Fleet		98.60%
Debt Instrument Description Of Variable Rate Basis	LIBOR plus 310bps	LIBOR
Debt Instrument, Basis Spread on Variable Rate		1.00%
Preferred Stock, Dividend Rate, Percentage		6.00%
Preferred units conversion price 30 months after issuance		$ 10
Share-based Compensation		1,089	0	0
Amortization of deferred financing cost		11,615	2,820	3,188
Amortization of dry dock and special survey costs		3,096	2,622	633
Accumulated amortization of dry dock and special survey		6,351	3,255
Fixed Dry Dock and Special Survey Fees for MR2 and LR1 Product Tankers		300
Series D Convertible Stock		12,000	6,000
Reduction in depreciation expense		2,677
Compensation cost relating to service conditions of non-vested stock options		1,053
Compensation cost relating to service conditions of non-vested restricted stock		7,425
Weighted average period of recognition		2 years 9 months 24 days
Related Party Transaction [Line Items]
Daily management fee											6	6	7	10
Restricted Cash Vessel Deposits Portion		0	10,075
Preferred Stock Par Or Stated Value Per Share		$ 0.0001	$ 0.0001
Non-cash settlement recognized		(3,446)	0	0													3,446
Other long-term assets		$ 5,533	$ 897													$ 3,897	$ 1,177
Convertible Preferred Stock Terms Of Conversion															The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The preferred stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.